Long-term debt, Interest and Amendment of Bank Facility Covenants (Details)		12 Months Ended
	Jan. 02, 2020	Dec. 31, 2019	Dec. 31, 2018
Amendment of Bank Facility Covenants [Abstract]
Minimum book equity ratio		40.00%
Percentage of net interest-bearing debt		4.00%
Interest-Bearing Debt [Member]
Interest [Abstract]
Average interest rate		6.17%	5.84%
Subsequent Event [Member]
Amendment of Bank Facility Covenants [Abstract]
Minimum book equity ratio	33.30%
Percentage of net interest-bearing debt	3.00%